Taxation - Unrecognised deferred tax assets (Details) - USD ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross value of tax losses which has not been recognised	$ 724	$ 796
Unrecognised deferred tax assets	187	204
Capital losses – indefinite
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deferred tax assets	123	123
Trading losses – indefinite
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deferred tax assets	31	31
Trading and capital losses – expiry dates up to 2033
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deferred tax assets	$ 33	$ 50